Income Tax Expense - Unused Tax Loss Carryforwards Which are Not Recognized as Deferred Tax Assets (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Unused tax loss carryforwards	₩ 99,525	₩ 126,553
Less than 1 year [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Unused tax loss carryforwards	0
1 ~ 2 years [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Unused tax loss carryforwards	0
2 ~ 3 years [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Unused tax loss carryforwards	0
More than 3 years [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Unused tax loss carryforwards	₩ 99,525